Related party balances and transactions (Details 1) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Due from discontinued operations	$ 17,632,181	$ 17,632,181
Allowance for expected credit losses	(17,632,181)	(17,632,181)
Due from discontinued operations, net